EQUITY - Schedule Using Black-Scholes Module, DSU And RSU (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average share price (in dollars per share)	$ 36.92	$ 30.59
Weighted-average fair value per option (in dollars per share)	$ 4.92	$ 5.29
Average term to exercise | year	7.5	7.5
Share price volatility	18.90%	28.00%
Liquidity discount	25.00%	25.00%
Weighted-average annual dividend yield	2.10%	1.60%
Risk-free rate	2.30%	1.60%
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average share price (in dollars per share)	$ 36.88	$ 30.59
Weighted-average fair value per option (in dollars per share)	$ 4.92	$ 5.29
Average term to exercise | year	7.5	7.5
Share price volatility	18.90%	28.00%
Liquidity discount	25.00%	25.00%
Weighted-average annual dividend yield	2.10%	1.60%
Risk-free rate	2.30%	1.60%
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on date of measurement (in cad per share)			$ 54.72	$ 44.30
Share price on date of measurement (in usd per share)	$ 43.54	$ 33.01
Restricted Stock | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on date of measurement (in cad per share)			54.72	44.30
Weighted-average fair value per option (in dollars per share)			$ 45.63	$ 35.21